Cover Document		6 Months Ended
	Aug. 01, 2019	Jun. 30, 2019
Cover page.
Entity Central Index Key		0001707092
Title of 12(b) Security		Ordinary Shares. $0.01 par value per share
Trading Symbol		DLPH
Entity Incorporation, State or Country Code		Y9
Document Type		8-K
Document Period End Date	Aug. 01, 2019
Entity Registrant Name		DELPHI TECHNOLOGIES PLC
Entity File Number		001-38110
Entity Tax Identification Number		98-1367514
Entity Address, Address Line One		One Angel Court
Entity Address, Address Line Two		10th Floor
Entity Address, City or Town		London
Entity Address, Postal Zip Code		EC2R 7HJ
Entity Address, Country		GB
City Area Code		011
Country Region		44
Local Phone Number		020-305-74300
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false